Pay vs Performance Disclosure - USD ($)		2 Months Ended	4 Months Ended	12 Months Ended			30 Months Ended
	May 16, 2022	Dec. 31, 2024	May 09, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Nov. 12, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO (Julie Eastland)(1) ($)	Summary Compensation Table Total for PEO (Kimberly Blackwell)(2) ($)	Summary Compensation Table Total for PEO (Anthony Sun)(3) ($)	Summary Compensation Table Total for PEO (Kevin Bunker)(4) ($)	Compensation Actually Paid to PEO (Julie Eastland)(5)(6) ($)	Compensation Actually Paid to PEO (Kimberly Blackwell)(5)(6) ($)	Compensation Actually Paid to PEO (Anthony Sun)(5)(6) ($)	Compensation Actually Paid to PEO (Kevin Bunker)(5)(6) ($)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(5)(6) ($)	Value of Initial Fixed $100 Investment Based on:	Net (Loss) Income ($)
											Total Shareholder Return(7) ($)
2024	8,188,909	7,466,453	—	—	5,924,960	(24,580,169)	—	—	5,337,654	(619,342)	4	(165,867,000)
2023	—	12,853,590	—	—	—	6,594,382	—	—	5,576,632	3,027,114	18	(292,305,000)
2022	—	36,614,376	9,098,448	5,722,062	—	28,604,206	(24,335,021)	($8,957,007)	7,425,326	1,777,563	24	(237,113,000)

Named Executive Officers, Footnote	Julie Eastland was appointed as President and Chief Executive Officer of the Company on November 13, 2024.
(2)Kimberly Blackwell resigned as Chief Executive Officer of the Company effective November 13, 2024.
(3)Anthony Sun resigned as President and Chief Executive Officer of the Company effective May 10, 2022.
(4)Kevin Bunker served as the PEO of the Company on an interim basis from the period between May 10, 2022 and May 16, 2022.

Peer Group Issuers, Footnote				For the relevant fiscal year, represents the cumulative total shareholder return, or TSR, on our Common Stock through December 31, 2024, 2023 and 2022. TSR amounts reported in this table assume (i) an initial fixed investment of $100 on December 31, 2021, (ii) our closing sales price on December 31, 2021 of $84.06 per share as the initial value of our Common Stock, and (iii) that all dividends were reinvested, although dividends have not been declared on our Common Stock.
PEO Actually Paid Compensation Amount				$ (619,342)	$ 3,027,114	$ 1,777,563
Adjustment To PEO Compensation, Footnote	Amounts represent compensation actually paid to our PEOs and the average compensation actually paid to our remaining named executive officers for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO(s)	Non-PEO Named Executive Officers
2024	Julie Eastland, Kimberly Blackwell	Andrea Paul, Cam Gallagher, Diana Hausman, Mark Lackner
2023	Kimberly Blackwell	Cam Gallagher, Andrea Paul, Melissa Epperly, Kevin Bunker and Iris Roth
2022	Anthony Sun, Kevin Bunker, Kimberly Blackwell	Melissa Epperly, Cam Gallagher, Carrie Brownstein and Andrea Paul
The amounts reported in the “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to Non-PEO Named Executive Officers” columns do not reflect the actual compensation paid to or realized by our PEOs or our non-PEO named executive officers during each applicable year. The calculation of compensation actually paid for purposes of this table includes point-in-time fair values of stock awards and these values will fluctuate based on our stock price, various accounting valuation assumptions and projected performance related to our performance awards. See "—2024 Summary Compensation Table" for certain other compensation of our PEOs and our non-PEO named executive officers for each applicable fiscal year.
The amounts reported in the "Compensation Actually Paid" columns represent the “Total” compensation reported in the 2024 Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

Adjustments	2024			2023		2022
	Julie Eastland	Kimberly Blackwell	Average Non-PEO Named Executive Officers	Kimberly Blackwell	Average Non-PEO Named Executive Officers	Kimberly Blackwell	Anthony Sun	Kevin Bunker	Average Non-PEO Named Executive Officers
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$(7,791,824)	$(5,182,129)	$(4,491,769)	$(11,680,083)	$(4,634,962)	$(35,492,937)	$(7,661,170)	$(4,899,732)	$(6,862,241)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	5,409,437	1,640,051	485,164	6,869,408	1,849,498	28,896,384	1,897,490	2,555,768	4,999,687
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	118,439	298,144	193,082	1,137,084	368,524	—	386,326	172,206	47,119
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	—	(4,186,750)	(1,919,130)	(3,450,560)	(420,993)	(411,829)	(18,211,700)	(8,212,342)	(2,183,062)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	—	(3,378,771)	(549,691)	864,943	288,415	(1,001,788)	(9,844,415)	(4,294,969)	(1,649,266)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	(23,185,118)	—	—	—	—	—	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	1,947,951	325,348	—	—	—	—	—	—
Total Adjustments	(2,263,949)	(32,046,622)	(5,956,996)	(6,259,208)	(2,549,518)	(8,010,170)	(33,433,469)	(14,679,069)	(5,647,763)
Compensation Actually Paid	$5,924,960	$(24,580,169)	$(619,342)	$6,594,382	$3,027,114	$28,604,206	$(24,335,021)	$(8,957,007)	$1,777,563

Non-PEO NEO Average Total Compensation Amount				$ 5,337,654	5,576,632	7,425,326
Non-PEO NEO Average Compensation Actually Paid Amount				$ (619,342)	3,027,114	1,777,563
Compensation Actually Paid vs. Total Shareholder Return
Relationship Between Financial Performance Measures
The graphs below compare the compensation actually paid to our PEOs and the average of the compensation actually paid to our non-PEO named executive officers, with (i) our cumulative TSR and (ii) our net (loss) income, in each case, for the fiscal years ended December 31, 2024, 2023 and 2022.

Compensation Actually Paid vs. Net Income
Total Shareholder Return Vs Peer Group
Relationship Between Financial Performance Measures
The graphs below compare the compensation actually paid to our PEOs and the average of the compensation actually paid to our non-PEO named executive officers, with (i) our cumulative TSR and (ii) our net (loss) income, in each case, for the fiscal years ended December 31, 2024, 2023 and 2022.

Total Shareholder Return Amount				$ 4	18	24
Net Income (Loss)				$ (165,867,000)	(292,305,000)	(237,113,000)
PEO Name	Kevin Bunker	Julie Eastland	Anthony Sun				Kimberly Blackwell
Additional 402(v) Disclosure				Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (i) for solely service-vesting RSU and restricted stock awards, the closing price per share on the applicable year-end date(s) or, in the case of vesting dates, the closing price per share on the applicable vesting date(s); (ii) for solely service-vesting stock options, a Black-Scholes value as of the applicable year-end or vesting date(s), determined based on the same methodology as used to determine grant date fair value but using the closing stock price on the applicable revaluation date as the current market price and with an expected life set equal to the remaining life of the award in the case of underwater stock options and, in the case of in-the-money options, an expected life equal to the original ratio of expected life relative to the ten year contractual life multiplied by the remaining life as of the applicable revaluation date, and in all cases based on volatility and risk free rates determined as of the revaluation date based on the expected life period and based on an expected dividend rate of 0%; and (iii) for performance-based stock options, the same valuation methodology as service-vesting stock options above except that the year end values are multiplied by the probability of achievement of the applicable performance objective as of the applicable date. For additional information on the assumptions used to calculate the valuation of the awards, see the Notes to consolidated financial statements included in our Annual Reports on Form 10-K for the fiscal years ended December 31, 2024 and prior fiscal years.
Eastland [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 8,188,909
PEO Actually Paid Compensation Amount				5,924,960
Blackwell [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				7,466,453	12,853,590	36,614,376
PEO Actually Paid Compensation Amount				(24,580,169)	6,594,382	28,604,206
Sun [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount						9,098,448
PEO Actually Paid Compensation Amount						(24,335,021)
Bunker [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount						5,722,062
PEO Actually Paid Compensation Amount						(8,957,007)
PEO | Eastland [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(2,263,949)
PEO | Eastland [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(7,791,824)
PEO | Eastland [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				5,409,437
PEO | Eastland [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Eastland [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				118,439
PEO | Eastland [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Eastland [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Eastland [Member] | Equity Awards Modified During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Blackwell [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(32,046,622)	(6,259,208)	(8,010,170)
PEO | Blackwell [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(5,182,129)	(11,680,083)	(35,492,937)
PEO | Blackwell [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				1,640,051	6,869,408	28,896,384
PEO | Blackwell [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(4,186,750)	(3,450,560)	(411,829)
PEO | Blackwell [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				298,144	1,137,084	0
PEO | Blackwell [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(3,378,771)	864,943	(1,001,788)
PEO | Blackwell [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(23,185,118)	0	0
PEO | Blackwell [Member] | Equity Awards Modified During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				1,947,951	0	0
PEO | Sun [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(33,433,469)
PEO | Sun [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(7,661,170)
PEO | Sun [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						1,897,490
PEO | Sun [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(18,211,700)
PEO | Sun [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						386,326
PEO | Sun [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(9,844,415)
PEO | Sun [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0
PEO | Sun [Member] | Equity Awards Modified During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0
PEO | Bunker [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(14,679,069)
PEO | Bunker [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(4,899,732)
PEO | Bunker [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						2,555,768
PEO | Bunker [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(8,212,342)
PEO | Bunker [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						172,206
PEO | Bunker [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(4,294,969)
PEO | Bunker [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0
PEO | Bunker [Member] | Equity Awards Modified During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(5,956,996)	(2,549,518)	(5,647,763)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(4,491,769)	(4,634,962)	(6,862,241)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				485,164	1,849,498	4,999,687
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(1,919,130)	(420,993)	(2,183,062)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				193,082	368,524	47,119
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(549,691)	288,415	(1,649,266)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0
Non-PEO NEO | Equity Awards Modified During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ 325,348	$ 0	$ 0